Description of business - Entities (Details)	6 Months Ended
Jun. 30, 2022
Hoegh LNG Partners LP
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Marshall Islands
Purpose	Holding Company
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Singapore
Purpose	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Indonesia
Purpose	Owns PGN FSRU Lampung
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Owns Neptune
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Owns Cape Ann
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cyprus
Purpose	Owns Höegh Gallant
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Egypt
Purpose	Branch of Hoegh LNG Cyprus Limited
Hegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Owns Höegh Grace
Hoegh LNG Colombia S A S [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Colombia
Purpose	Operating Company
Hoegh LNG Gallant Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Cayman Islands
Purpose	Dormant entity
Hoegh LNG Jamaica Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Jamaica
Purpose	Operating Company
FSRU Finance Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Jurisdiction of Incorporation or Registration	Bermuda
Purpose	Dormant entity